Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 12 – Subsequent Events

On May 2, 2023, The Company issued Supplemental No. 1 dated May 2, 2023 to the Offering Circular qualified on December 31, 2022.  The Company elected to affect the Qualified Offering of December 21, 2022 by: (a) reducing the Per Unit Price from $0.0225 to $0.018; and (b) reducing the per share price of each of the 5 shares from $0.0045 to $0.0036 that comprise each 1 Unit. The warrant that is also a part of each Unit as previously disclosed in the Qualified Offering remains with a $0.02 cent exercise price. The Unit Price and the Per Share Price are being made pursuant to Rule 253(g)(2) of the Securities Act of 1933, as amended (the “Securities Act’), which allows an up to 20% price change in a qualified offering statement.

Subsequent to March 31, 2023, pursuant to the Company’s Qualified  Regulation A Offering, the Company issued 70,000,000 shares of common stock in exchange for cash of $261,000, net of direct fees and commissions. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 14,000,000 shares of common stock. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

On April 18, 2023, the Company entered into a consulting agreement for corporate advisory services.  The agreement is for a period of six months for which the Company agreed to issue 10,000,000 shares of common stock for the services.

Note 15 – Subsequent Events

Subsequent to December 31, 2022, pursuant to the Company’s Qualified  Regulation A Offering, the Company issued 176,599,998 shares of common stock in exchange for cash of $795,000, net of direct fees and commissions. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 35,319,999 shares of common stock. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

Subsequent to December 31, 2022, pursuant to our private placement under Rule 506(b) of Regulation D, the Company sold 78,000,000 warrants to purchase shares of common stock in exchange for cash of $18,000, net of direct fees and commissions. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

On February 23, 2023, the Company entered into an amendment to the AL-Bank note (see Note 3) that relieved the Company from its previously scheduled monthly payments for March and April 2023 by extending the maturity date of the note by an additional two months, or February and March of 2025.